Income Taxes - Summary of Expiration of Unused Tax Losses (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 297	$ 303
Less Than 1 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	14
1-2 Years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	37
2 - 3 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	12
3 - 4 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	21
4 - 5 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	39
Due after five years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 174